Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2015 EUR (€) € / shares shares
1.88 [Member]
Outstanding options - Number | shares	50,000
Outstanding options - Weighted average remaining contractual life	4 years 6 months
Outstanding options - Weighted average exercise price | € / shares	€ 1.88
Exercisable options - Number | shares	50,000
Exercisable options - Weighted average exercise price | € / shares	€ 1.88
Outstanding options - Aggregate intrinsic value | €	€ 95,670
Exercisable options - Aggregate intrinsic value | €	€ 95,670
2.38 [Member]
Outstanding options - Number | shares	138,100
Outstanding options - Weighted average remaining contractual life	4 years 6 months
Outstanding options - Weighted average exercise price | € / shares	€ 2.38
Exercisable options - Number | shares	138,100
Exercisable options - Weighted average exercise price | € / shares	€ 2.38
Outstanding options - Aggregate intrinsic value | €	€ 195,191
Exercisable options - Aggregate intrinsic value | €	€ 195,191
3.99 [Member]
Outstanding options - Number | shares	359,088
Outstanding options - Weighted average remaining contractual life	1 year 9 months 18 days
Outstanding options - Weighted average exercise price | € / shares	€ 3.99
Exercisable options - Number | shares	359,088
Exercisable options - Weighted average exercise price | € / shares	€ 3.99
1.91 [Member]
Outstanding options - Number | shares	370,000
Outstanding options - Weighted average remaining contractual life	7 years
Outstanding options - Weighted average exercise price | € / shares	€ 1.91
Exercisable options - Number | shares	177,500
Exercisable options - Weighted average exercise price | € / shares	€ 1.91
Outstanding options - Aggregate intrinsic value | €	€ 696,860
Exercisable options - Aggregate intrinsic value | €	€ 334,304
1.88 to 3.99 [Member]
Outstanding options - Number | shares	917,188
Outstanding options - Weighted average remaining contractual life	4 years 6 months
Outstanding options - Weighted average exercise price | € / shares	€ 2.79
Exercisable options - Number | shares	724,688
Exercisable options - Weighted average exercise price | € / shares	€ 3.03
Outstanding options - Aggregate intrinsic value | €	€ 987,721
Exercisable options - Aggregate intrinsic value | €	€ 625,165